OTHER LONG TERM ASSETS	6 Months Ended
Jun. 30, 2023
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
OTHER LONG TERM ASSETS	OTHER LONG TERM ASSETS
Other long term assets comprise of the following items:

(in thousands of $)	June 30, 2023	December 31, 2022
Collateral deposits on swap agreements	14,800	8,770
Value of acquired charter-out contracts, net	3,276	4,712
Total Other Long Term Assets	18,076	13,482

Collateral deposits exist on our interest rate, cross currency interest rate and currency swaps. Further amounts may be called upon during the term of the swaps, if interest rates or currency rates move adversely.

The Company purchased four container vessels, Thalassa Mana, Thalassa Tyhi, Thalassa Doxa and Thalassa Axia, with each vessel subject to pre-existing time charters. A value of $18.0 million was assigned to these charters on acquisition in 2018. During the six months ended June 30, 2023, the amortization charged to time charter revenue was $1.4 million (six months ended June 30, 2022: $1.4 million).